Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		Aug. 27, 2025	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			8.70%	10.22%		8.85%
Performance Inception Date		Oct. 07, 1968
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.32%	8.12%		6.85%
INVESCO COMSTOCK FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.89%	7.80%		6.67%
INVESCO COMSTOCK FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			13.16%	10.66%		8.83%
Performance Inception Date		Oct. 26, 1993
INVESCO COMSTOCK FUND | CLASS R
Prospectus [Line Items]
Average Annual Return, Percent			14.72%	11.20%		9.20%
Performance Inception Date		Oct. 01, 2002
INVESCO COMSTOCK FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			15.32%	11.76%		9.75%
Performance Inception Date		Oct. 29, 2004
INVESCO COMSTOCK FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			15.34%	11.82%		9.82%
Performance Inception Date		Jun. 01, 2010
INVESCO COMSTOCK FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			15.47%	11.90%		9.91%
Performance Inception Date		Sep. 24, 2012
INVESCO COMSTOCK FUND | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%	8.68%		8.49%
INVESCO COMSTOCK FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
Invesco Comstock Select Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.85%	9.72%		8.46%
Performance Inception Date		Sep. 16, 1985
Invesco Comstock Select Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.21%	7.23%		6.11%
Invesco Comstock Select Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.11%	7.16%		6.23%
Invesco Comstock Select Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.23%	10.14%		8.42%
Performance Inception Date		May 01, 1996
Invesco Comstock Select Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.73%	10.68%		8.80%
Performance Inception Date		Mar. 01, 2001
Invesco Comstock Select Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			12.30%	11.23%		9.34%
Performance Inception Date		Dec. 16, 1996
Invesco Comstock Select Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			12.38%	11.36%	[1]	9.29%	[1]
Performance Inception Date		May 24, 2019
Invesco Comstock Select Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.39%	11.36%		9.50%
Performance Inception Date		Feb. 28, 2012
Invesco Comstock Select Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%	8.68%		8.49%
Invesco Comstock Select Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
INVESCO Dividend Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.25%	6.28%		6.85%
Performance Inception Date		Mar. 28, 2002
INVESCO Dividend Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.50%	6.67%		6.81%
Performance Inception Date		Feb. 14, 2000
INVESCO Dividend Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			11.08%	7.22%	[2]	7.18%	[2]
Performance Inception Date		Apr. 17, 2020
INVESCO Dividend Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			11.64%	7.75%		7.72%
Performance Inception Date		Oct. 03, 2008
INVESCO Dividend Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			11.36%	7.49%		7.45%
Performance Inception Date		Jun. 02, 1986
INVESCO Dividend Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.55%	6.13%		6.16%
INVESCO Dividend Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.05%	5.74%		5.78%
INVESCO Dividend Income Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			11.65%	7.78%		7.76%
Performance Inception Date		Oct. 25, 2005
INVESCO Dividend Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			11.72%	7.88%		7.85%
Performance Inception Date		Sep. 24, 2012
INVESCO Dividend Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.37%	8.68%		8.49%
INVESCO Dividend Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
INVESCO Energy Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.26%	10.21%		0.07%	[3]
Performance Inception Date		Mar. 28, 2002
INVESCO Energy Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.31%	10.64%		0.03%	[3]
Performance Inception Date		Feb. 14, 2000
INVESCO Energy Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.85%	11.19%		0.39%
Performance Inception Date		Sep. 30, 2025
INVESCO Energy Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			6.33%	11.74%		0.89%	[3]
Performance Inception Date		Oct. 03, 2008
INVESCO Energy Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			6.10%	11.47%		0.65%	[3]
Performance Inception Date		Jan. 19, 1984
INVESCO Energy Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.11%	10.90%		0.17%	[3]
INVESCO Energy Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.30%	9.06%		0.40%	[3]
INVESCO Energy Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			6.47%	11.93%		1.07%
Performance Inception Date		Jan. 31, 2006
INVESCO Energy Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.53%	12.01%		1.01%	[3],[5]
Performance Inception Date		Apr. 04, 2017
INVESCO Energy Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
INVESCO Energy Fund | MSCI World Energy Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.70%	8.10%		3.57%
Invesco Gold & Special Minerals Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.85%	4.54%		7.84%
Performance Inception Date		Jul. 19, 1983
Invesco Gold & Special Minerals Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.64%	4.04%		7.19%
Invesco Gold & Special Minerals Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.22%	3.38%		6.07%
Invesco Gold & Special Minerals Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			11.20%	4.94%		7.79%
Performance Inception Date		Nov. 01, 1995
Invesco Gold & Special Minerals Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			12.73%	5.46%		8.17%
Performance Inception Date		Mar. 01, 2001
Invesco Gold & Special Minerals Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			13.30%	5.99%		8.71%
Performance Inception Date		Sep. 07, 2010
Invesco Gold & Special Minerals Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			13.44%	6.11%	[6]	8.66%	[6]
Performance Inception Date		May 24, 2019
Invesco Gold & Special Minerals Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			13.47%	6.16%		8.90%
Performance Inception Date		Oct. 26, 2012
Invesco Gold & Special Minerals Fund | Philadelphia Gold and Silver Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.82%	6.85%		8.45%
Invesco Gold & Special Minerals Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	4.10%		4.80%
INVESCO SMALL CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			17.69%	17.95%		11.13%
Performance Inception Date		Jun. 21, 1999
INVESCO SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.71%	15.50%		8.62%
INVESCO SMALL CAP VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.99%	13.73%		8.09%
INVESCO SMALL CAP VALUE FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			22.51%	18.42%		11.10%
Performance Inception Date		Jun. 21, 1999
INVESCO SMALL CAP VALUE FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			24.20%	18.98%	[7]	11.47%	[7]
Performance Inception Date		Apr. 17, 2020
INVESCO SMALL CAP VALUE FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			24.81%	19.59%		12.03%
Performance Inception Date		Aug. 12, 2005
INVESCO SMALL CAP VALUE FUND | CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent			25.00%	19.77%		12.11%	[8]
Performance Inception Date		Feb. 07, 2017
INVESCO SMALL CAP VALUE FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
INVESCO SMALL CAP VALUE FUND | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.05%	7.29%		7.14%
INVESCO Technology Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent	[9]		33.76%	14.27%		13.89%
Performance Inception Date		Sep. 30, 2025
INVESCO Technology Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			26.73%	13.26%		13.52%
Performance Inception Date		Mar. 28, 2002
INVESCO Technology Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			32.09%	13.69%		13.48%
Performance Inception Date		Feb. 14, 2000
INVESCO Technology Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			34.42%	14.83%		14.45%
Performance Inception Date		Oct. 03, 2008
INVESCO Technology Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			34.25%	14.67%		14.28%
Performance Inception Date		Jan. 19, 1984
INVESCO Technology Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			30.33%	12.21%		12.13%
INVESCO Technology Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.86%	11.42%		11.37%
INVESCO Technology Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			34.47%	14.90%		14.61%
Performance Inception Date		Dec. 21, 1998
INVESCO Technology Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			34.57%	14.98%		14.52%	[10]
Performance Inception Date		Apr. 04, 2017
INVESCO Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
INVESCO Technology Fund | S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			36.08%	21.06%		20.70%
INVESCO VALUE OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			22.95%	15.46%		10.23%
Performance Inception Date		Jun. 25, 2001
INVESCO VALUE OPPORTUNITIES FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.91%	13.94%		8.58%
INVESCO VALUE OPPORTUNITIES FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.15%	12.15%		7.79%
INVESCO VALUE OPPORTUNITIES FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			28.18%	15.93%		10.23%
Performance Inception Date		Jun. 25, 2001
INVESCO VALUE OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			29.73%	16.48%		10.58%
Performance Inception Date		May 23, 2011
INVESCO VALUE OPPORTUNITIES FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			30.45%	17.06%		11.13%
Performance Inception Date		Mar. 23, 2005
INVESCO VALUE OPPORTUNITIES FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			30.44%	17.17%		11.26%
Performance Inception Date		May 23, 2011
INVESCO VALUE OPPORTUNITIES FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			30.56%	17.22%		11.20%	[11]
Performance Inception Date		Apr. 04, 2017
INVESCO VALUE OPPORTUNITIES FUND | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
INVESCO VALUE OPPORTUNITIES FUND | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.07%	8.59%		8.10%

[1]	Performance shown on or prior to Class R5 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Investor Class shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Investor Class shares' returns of the Fund as they have different expenses.
[3]	Performance includes litigation proceeds. Had these not been received, total returns would have been lower.
[4]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[6]	Performance shown on or prior to Class R5 shares' inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[9]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[10]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[11]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.